Cover	Feb. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2023
Current Fiscal Year End Date	--03-04
Entity File Number	1-5742
Entity Registrant Name	Rite Aid Corporation
Entity Central Index Key	0000084129
Entity Tax Identification Number	23-1614034
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1200 Intrepid Avenue
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	717
Local Phone Number	761-2633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	RAD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false